VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 36.2%
Automobiles & Components : 7.4%
Aptiv PLC* 56 $ 3,437
Ford Motor Co. 1,020 14,178
General Motors Co. 236 18,191
Tesla, Inc.* 5,665 2,382,699
2,418,505
Consumer Discretionary Distribution &
Retail : 27.5%
Amazon.com, Inc.* 34,316 8,178,875
AutoZone, Inc. * 4 12,784
Best Buy Co., Inc. 50 3,794
Carvana Co. * 190 12,506
eBay, Inc. 115 12,851
Genuine Parts Co. 37 4,365
Lowe's Companies, Inc. 147 32,412
O'Reilly Automotive, Inc. * 216 19,891
Ross Stores, Inc. 84 17,879
The Home Depot, Inc. 2,004 706,771
The TJX Companies, Inc. 627 94,991
Tractor Supply Co. 136 4,299
Ulta Beauty, Inc. * 12 5,412
Williams-Sonoma, Inc. 30 6,993
9,113,823
Consumer Durables & Apparel : 0.0%
Deckers Outdoor Corp.* 38 3,773
DR Horton, Inc. 69 11,239
Garmin Ltd. 43 10,214
Hasbro, Inc. 36 2,973
Lennar Corp. 57 5,158
Lululemon Athletica, Inc. * 27 3,083
NIKE, Inc. 312 12,808
NVR, Inc. * 1 6,813
PulteGroup, Inc. 49 6,723
Ralph Lauren Corp. 9 3,613
Tapestry, Inc. 52 7,612
74,009
Consumer Services : 1.3%
Airbnb, Inc.* 109 15,598
Booking Holdings, Inc. 184 32,796
Carnival Corp. Ltd. 333 9,514
Chipotle Mexican Grill, Inc. * 334 11,356
Number
of Shares Value
Consumer Services (continued)
Darden Restaurants, Inc. 29 $ 5,974
Domino's Pizza, Inc. 7 2,072
DoorDash, Inc. * 98 18,084
Expedia Group, Inc. 29 7,421
Hilton Worldwide Holdings, Inc. 60 19,828
Las Vegas Sands Corp. 79 3,649
Marriott International, Inc. 58 21,494
McDonald's Corp. 678 183,270
MGM Resorts International * 49 2,343
Norwegian Cruise Line
Holdings Ltd. * 119 2,512
Royal Caribbean Cruises Ltd. 65 20,639
Starbucks Corp. 298 30,453
Wynn Resorts Ltd. 22 2,136
Yum! Brands, Inc. 71 11,350
400,489
Total Common Stocks
(Cost: $12,250,184) 12,006,826
EXCHANGE TRADED FUND: 63.8%(a)
(Cost: $21,241,668)
State Street Consumer
Discretionary Select Sector
SPDR ETF † 180,400 21,157,312
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $33,491,852) 33,164,138
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
28.1%
Money Market Fund: 28.1%
(Cost: $9,336,019)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.65% (b) 9,336,019 9,336,019
Total Investments: 128.1%
(Cost: $42,827,871) 42,500,157
Liabilities in excess of other assets: (28.1)% (9,333,095)
NET ASSETS: 100.0% $ 33,167,062
(a) The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at
https://www.sec.gov or on the fund's webpage.
(b) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $9,155,932.

VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
* See Schedule of Investments for industry sectors.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 12,006,826 $ — $ — $ 12,006,826
Exchange Traded Fund 21,157,312 — — 21,157,312
Money Market Fund 9,336,019 — — 9,336,019
Total Investments $ 42,500,157 $ — $ — $ 42,500,157